Stockholders' Equity (AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,524,802	$ 3,383,952	$ 3,416,101
OCI before reclassifications	(31,715)	367,840	(3,007)
Amounts reclassified from AOCI	0	(660,594)	(47,234)
Other Comprehensive (Loss)	(31,715)	(292,754)	(50,241)
Ending balance	2,542,848	2,524,802	3,383,952
Net Unrealized Gain/(Loss) on AFS Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	79,607	392,722	417,167
OCI before reclassifications	(32,774)	420,281	20,335
Amounts reclassified from AOCI	0	(733,396)	(44,780)
Other Comprehensive (Loss)	(32,774)	(313,115)	(24,445)
Ending balance	46,833	79,607	392,722
Net Gain/(Loss) on Swaps
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(22,675)	3,121
OCI before reclassifications	0	(50,127)	(23,342)
Amounts reclassified from AOCI	0	72,802	(2,454)
Other Comprehensive (Loss)	0	22,675	(25,796)
Ending balance	0	0	(22,675)
Net Unrealized Gain/(Loss) on Financing Agreements
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,314)	0
OCI before reclassifications	1,059	(2,314)
Amounts reclassified from AOCI	0	0
Other Comprehensive (Loss)	1,059	(2,314)
Ending balance	(1,255)	(2,314)	0
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	77,293	370,047	420,288
Ending balance	$ 45,578	$ 77,293	$ 370,047